Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Discontinued Operations

Note 4 – Discontinued Operations

On May 15, 2025, the Group closed the sale of its Electric Vehicle business (the “EV Business”), comprised of 100% equity interest in Jiyi, 100% equity interest in Wangbo, 70% equity interest in Shangchi Automobile (51% equity held by Wangbo and 19% equity held by Jiyi) and 100% equity interest of Shenzhen Yimao held by Shangchi Automobile to a third party for a consideration of $11,179,154 (RMB 81,600,000).

The Group determined that the disposal of the EV Business met the criteria to be classified as a discontinued operation and, as a result, the EV Business’s historical financial results are reflected in the Group’s consolidated financial statements as a discontinued operation. The disposal of the EV Business represents a strategic shift that has a significant effect on the Group’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations were retroactively classified as assets/liabilities of discontinued operations, while results of operations related to the discontinued operations, including comparatives, were retroactively reported as loss from discontinued operations for the years ended December 31, 2024, 2023 and 2022, respectively.

The aggregated financial results of the discontinued business are set forth below:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Revenues	$65,778	$2,687,305	$520,624
Cost of revenues	11,207	2,230,100	538,226
Gross profit (loss)	54,571	457,205	(17,602)
Operating expenses	1,013,008	2,283,967	1,343,546
Loss from operations	(958,437)	(1,826,762)	(1,361,148)
Other expenses, net	(118,214)	(57,849)	(90,541)
Loss before income taxes	(1,076,651)	(1,884,611)	(1,451,689)
Provision for income taxes	-	-	-
Loss from discontinued operations	$(1,076,651)	$(1,884,611)	$(1,451,689)

Assets and liabilities of the discontinued operations:

	December 31,	December 31,
	2024	2023
Assets
Current assets
Cash and cash equivalents	$20,566	$29,459
Restricted cash	104	34,134
Accounts receivable, net	342,141	912
Inventory, net	453,971	999,212
Advances to suppliers, net	30,392	178,153
Prepaid taxes	36,312	68,619
Prepaid expenses and other receivables, net	3,700	10,636
Total current assets of discontinued operations	887,186	1,321,125

Non-current assets
Property, plant and equipment, net	994,281	1,119,559
Intangible assets, net	731	1,001
Total non-current assets of discontinued operations	995,012	1,120,560
Total assets of discontinued operations	$1,882,198	$2,441,685

Liabilities
Current liabilities
Accounts payable	$1,530,190	$1,457,878
Due to related parties	37,793	30,744
Customer deposits	887,699	1,104,964
Taxes payable	-	393
Accrued liabilities and other payables	2,564,581	2,005,021
Total current liabilities of discontinued operations	5,020,263	4,599,000
Total liabilities of discontinued operations	$5,020,263	$4,599,000